INCOME TAXES - Schedule of Valuation Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Valuation Allowance [Roll Forward]
Valuation allowance at beginning of period	$ 75,462	$ 90,945	$ 87,966
Changes on acquisition/disposal			(723)
Increase recognized in the income statement	1,156	8,036	7,675
Decrease recognized in the income statement	(9,117)	(23,402)	(2,492)
Changes in other comprehensive income			234
Translation adjustments	(3,077)	(117)	(1,247)
Valuation allowance at end of period	$ 64,424	$ 75,462	$ 90,945